AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.5%
Long-Term Municipal Bonds – 96.5%
Arizona – 84.8%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$	635	$635,739
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034		3,000	3,025,311
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)		500	493,120
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045		1,000	962,656
4.00%, 11/01/2050		2,000	1,861,162
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)		250	218,375
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057		1,500	1,513,259
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051		1,000	866,621
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b) (c) (d)		300	18,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058		2,300	2,387,278
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037		1,500	1,648,097
Series 2021 4.00%, 02/01/2038		1,500	1,523,435
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)		600	471,276
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043(b) (c)		1,000	550,000
5.00%, 05/01/2048(b) (c)		1,100	605,000

	Principal Amount (000)		U.S. $ Value

Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	$	2,000	$2,240,273
Arizona State University Series 2014 5.00%, 08/01/2033		2,050	2,058,309
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042		2,000	2,068,407
City of Buckeye AZ Excise Tax Revenue Series 2015 5.00%, 07/01/2035		3,450	3,523,549
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030		2,000	1,712,397
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045		1,500	1,646,213
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033		750	784,544
Series 2019 5.00%, 07/01/2049		2,500	2,644,659
Series 2019-B 4.00%, 07/01/2038		2,200	2,203,296
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031		1,250	1,019,526
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042		5,000	5,066,115
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036		1,000	908,609
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		1,000	941,011
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038		2,500	2,501,820
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		250	245,433

	Principal Amount (000)		U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	$	1,000	$1,023,966
5.00%, 07/01/2042		1,250	1,260,959
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)		335	356,936
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034		1,590	1,742,402
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)		1,200	1,215,407
Series 2021 4.00%, 02/15/2051		580	468,238
4.00%, 02/15/2041		205	181,833
4.00%, 02/15/2046		345	291,590
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)		990	723,762
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2035		2,000	2,097,798
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		830	844,748
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)		500	447,088
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037		750	774,648
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)		500	479,186
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)		250	255,609
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047		1,700	1,705,431

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	$	750	$763,106
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)		250	254,143
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037		2,500	2,582,120
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034		1,000	1,015,895
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		2,500	2,742,253
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044		1,200	1,201,358
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054		815	700,145
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)		400	249,367
University of Arizona (The) Series 2014 5.00%, 08/01/2033		1,765	1,773,013

			71,494,491

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		225	246,183

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036		520	535,299

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056		200	202,585

Guam – 4.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		100	82,693
Series 2023 5.25%, 10/01/2031		150	156,050

	Principal Amount (000)		U.S. $ Value

Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	$	310	$311,736
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046		775	785,469
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		170	176,509
5.00%, 10/01/2040		705	722,136
Series 2022-A 5.00%, 10/01/2044		200	207,377
Territory of Guam Series 2019 5.00%, 11/15/2031		75	77,687
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		1,000	960,272

			3,479,929

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031		335	343,722

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)		135	102,177

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041		1,000	1,020,015

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045		500	484,381

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		50	51,617

North Carolina – 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037		300	253,035

	Principal Amount (000)		U.S. $ Value

North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	$500		$487,547

			740,582

Puerto Rico – 2.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	0	**	467
Zero Coupon, 07/01/2033	144		92,443
4.00%, 07/01/2046	103		92,844
5.625%, 07/01/2027	303		320,023
Series 2022-C 0.00%, 11/01/2043	18		10,467
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250		259,446
5.00%, 07/01/2035(a)	250		258,049
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100		99,992
NATL Series 2007-V 5.25%, 07/01/2032	150		148,357
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b) (c)	310		217,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130		106,894
Series 2019-A 4.329%, 07/01/2040	105		104,258
5.00%, 07/01/2058	480		482,399

			2,192,639

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165		152,664

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290		288,982

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100		65,911

	Principal Amount (000)		U.S. $ Value

Total Municipal Obligations (cost $85,899,126)			$81,401,177

COMMERCIAL MORTGAGE-BACKED SECURITY – 1.1%
Non-Agency Fixed Rate CMBS – 1.1%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033 (cost $1,065,104)	$	995	936,566

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		107	104,168
5.25%, 07/01/2036		107	107,217

Total Asset-Backed Securities (cost $212,758)			211,385

		Shares

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(e) (f) (g) (cost $983,085)		983,085	983,085

Total Investments – 99.1% (cost $88,160,073)(h)			83,532,213
Other assets less liabilities – 0.9%			798,848

Net Assets – 100.0%			$84,331,061

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(301,190)	$—	$(301,190)
USD	2,300	07/31/2029	1 Day SOFR	3.975%	Annual	—	—	—
USD	1,080	04/30/2030	1 Day SOFR	3.500%	Annual	(40,162)	—	(40,162)
USD	1,100	07/31/2030	1 Day SOFR	3.825%	Annual	(10,874)	—	(10,874)
USD	1,300	11/01/2030	1 Day SOFR	3.641%	Annual	(24,189)	—	(24,189)

						$(376,415)	$—	$(376,415)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$165,063	$—	$165,063

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $7,280,252 or 8.6% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022-06/10/2022	$336,463	$18,000	0.02%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	139,375	102,177	0.12%

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $796,156 and gross unrealized depreciation of investments was $(5,635,368), resulting in net unrealized depreciation of $(4,839,212).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Arizona Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$81,401,177	$—	$81,401,177
Commercial Mortgage-Backed Securities	—	936,566	—	936,566
Asset-Backed Securities	—	211,385	—	211,385
Short-Term Investments	983,085	—	—	983,085

Total Investments in Securities	983,085	82,549,128	—	83,532,213
Other Financial Instruments(a):
Assets:
Interest Rate Swaps	—	165,063	—	165,063
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(376,415)	—	(376,415)

Total	$983,085	$82,337,776	$—	$83,320,861

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$366	$10,746	$10,129	$983	$28